Apr. 15, 2025
Mercer Opportunistic Fixed Income Fund

3. Effective April 15, 2025, the Annual Fund Operating Expenses table and Expense Example table in the section of the Prospectus on page 41 titled “Fees and Expenses” are deleted and restated in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Adviser Class	Class I	Class Y-2	Class Y-3
Management Fees(1)	0.77%	0.77%	0.77%	0.77%
Distribution (12b-1) Fees	0.25%	None	None	None
Non-Distribution Shareholder Administrative Services Fees	0.25%	0.25%	0.15%	None
Other Expenses(2)	0.09%	0.09%	0.09%	0.09%
Acquired Fund Fees and Expenses(3)	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses(4)	1.50%	1.25%	1.15%	1.00%
Less Fee Waivers(1)	(0.43%)	(0.43%)	(0.43%)	(0.43%)
Net Annual Fund Operating Expenses(4)	1.07%	0.82%	0.72%	0.57%

(1)	Mercer Investments LLC (the “Adviser”) has contractually agreed, until at least July 31, 2025, to waive any portion of its management fee that exceeds the aggregate amount of the subadvisory fees that the Adviser is required to pay to the Fund’s subadvisers. This contractual fee waiver agreement may only be changed or eliminated with the approval of the Fund’s Board of Trustees. The fees waived by the Adviser pursuant to this agreement are not subject to reimbursement by the Fund to the Adviser. The amount of the fee waiver has been estimated to reflect the subadvisory fees in effect as of the date of this prospectus.

(2)	“Other Expenses” include administrative, custodial, legal, audit, transfer agent and Trustees’ fees and expenses. The “Other Expenses” shown for Adviser Class and Class Y-2 are based on estimated amounts for the Fund’s current fiscal year, as the Adviser Class and Class Y-2 shares of the Fund had not commenced operations prior to the most recent fiscal year end. The “Other Expenses” shown for Class I are also based on estimated amounts for the Fund’s current fiscal year.

(3)	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other funds, including business development companies. AFFE are based on estimated amounts for the current fiscal year.

(4)	Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses do not correlate to the “total expenses (before reductions and reimbursements/waivers) to average daily net assets” and “net expenses to average daily net assets”, respectively, provided in the Financial Highlights. The information in the Financial Highlights does not include AFFE, which are included above.

Expense Example
	1 Year	3 Years	5 Years	10 Years
Adviser Class	$109	$432	$778	$1,754
Class I	$84	$354	$645	$1,473
Class Y-2	$74	$323	$591	$1,359
Class Y-3	$58	$276	$511	$1,186

4. Effective May 1, 2025, in connection with the adoption of an additional benchmark performance index for purposes of comparing the Fund’s investment performance, the table in the section of the Prospectus on page 46 titled “Performance of the Fund” is deleted in its entirety and replaced with the following:

Average Annual Total Returns For the Periods Ended December 31, 2024
	1 Year	5 Years	10 Years
Mercer Opportunistic Fixed Income Fund – Class Y-3 Shares
Return Before Taxes	2.24%	1.62%	1.94%
Return After Taxes on Distributions	-0.39%	-0.26%	0.57%
Return After Taxes on Distributions and Sale of Fund Shares	1.38%	0.46%	0.90%

Mercer Opportunistic Fixed Income Fund – Class I Shares
	1 Year	Life of Class (Inception June 1, 2023)
Return Before Taxes	2.12%	5.06%
Return After Taxes on Distributions	-0.42%	1.67%
Return After Taxes on Distributions and Sale of Fund Shares	1.30%	2.47%

	1 Year	5 Years	10 Years
Bloomberg U.S. Aggregate Index(1) (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%

ICE BofA Merrill Lynch Global High Yield 2.0% Constrained Index Unhedged(2) (reflects no deduction for fees, expenses, or taxes)	7.46%	2.95%	4.42%

Secondary Index(3) (reflects no deduction for fees, expenses, or taxes)	7.92%	3.44%	4.53%

(1) The Bloomberg U.S. Aggregate Bond Index is the Fund’s new primary benchmark index and measures the performance of securities from the Bloomberg U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index. The Bloomberg U.S. Aggregate Bond Index is a broad representation of the investment-grade fixed-income market in the United States and includes U.S. government and corporate debt securities, mortgage- and asset-backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year. The index is unmanaged and cannot be invested in directly. The Fund’s primary benchmark index has been changed in order to comply with regulatory requirements.

(2) Prior to August 1, 2024, the Fund’s primary benchmark index was the ICE BofA Merrill Lynch Global High Yield 2.0% Constrained Index Unhedged, an index that contains all securities in the BofA Merrill Lynch Global High Yield Index but caps issuer exposure at 2%. Additionally, index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. The index is unmanaged and cannot be invested in directly.

(3) The Fund has selected a secondary index that is a blended benchmark consisting of 33.3% Bloomberg Barclays US High Yield (USD), 33.3% Morningstar LSTA US Leveraged Loan Index, and 33.3% JP Morgan EMBI Global Diversified (USD). The index is unmanaged and cannot be invested in directly.

MERCER FUNDS

SUPPLEMENT

TO THE
PROSPECTUS
DATED JULY 31, 2024, AS SUPPLEMENTED

Mercer Opportunistic Fixed Income Fund
(the “Fund”)

The date of this Supplement is April 15, 2025.

The following changes are made in the Prospectus of Mercer Funds (the “Prospectus”):

The Board of Trustees of Mercer Funds has approved the appointment of Ares Capital Management II LLC (“Ares”), Crescent Capital Group LP (“Crescent”), Pacific Investment Management Company LLC (“PIMCO”), Polen Capital Credit, LLC (“Polen”) and Wellington Management Company LLP (“Wellington”) as subadvisers to Mercer Opportunistic Fixed Income Fund (the “Fund”). Ares, Crescent and Polen are being appointed to replace BlackRock International Limited (“BlackRock”) and Colchester Global Investors Limited (“Colchester”). PIMCO and Wellington are being appointed to replace Loomis, Sayles & Company, L.P. (“Loomis Sayles”), Western Asset Management Company, LLC (“WAMCO”) and Western Asset Management Company Limited (“WAMCL” and together with WAMCO, “Western”). Effective as of the dates noted below, the Prospectus is amended as described below to reflect such subadviser changes, as well as certain other changes.

1. Effective April 15, 2025, all references to BlackRock and Colchester are deleted in their entirety from the Prospectus.

2. Effective April 29, 2025, all references to Loomis Sayles and Western are deleted in their entirety from the Prospectus.